Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 100.5	$ 88.8	$ 63.8
Accumulated depreciation	32.6	22.6	10.3
Total property and equipment, net	67.9	66.2	53.5
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14.5	14.6	14.6
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8.3	$ 9.8	8.3
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year	1 year
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13.2	$ 9.8	6.1
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years
Store equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 17.2	$ 14.3	8.4
Store equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year	1 year
Store equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	12 years	12 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9.8	$ 7.9	4.9
Office furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year	1 year
Office furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	12 years	12 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 33.8	$ 29.2	21.4
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years	2 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	6 years	6 years
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Property, plant and equipment, gross	$ 0.5	$ 0.1	$ 0.1
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3.2	$ 3.1